UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment |_|; Amendment Number:  _______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Warren G. Lichtenstein
Address: c/o Steel Partners Holdings L.P.
         590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-10766

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Sanford Antignas
Title:  Attorney-In-Fact for Warren G. Lichtenstein
Phone:  212-520-2300

Signature, Place, and Date of Signing:

                /s/ Sanford Antignas, New York, NY, August 15, 2011

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                       2
                                                           ---------------------

Form 13F Information Table Entry Total:                                 25
                                                           ---------------------

Form 13F Information Table Value Total:                            $268800
                                                           ---------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number       Name

         1         28-14001                   Steel Partners Holdings L.P.

         2         28-                        SPH Group Holdings LLC

                                                     FORM 13F INFORMATION TABLE

      COLUMN 1                  COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8
   --------------            --------------     -----    --------    ------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER    ---------------------
   NAME OF ISSUER            TITLE OF CLASS     CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
   --------------            --------------     -----   ---------    -------   --- ----  ----------  --------  ----    ------   ----
CANON INC                    ADR              138006309      495        10400  SH        OTHER                 0          10400  0
CASH STORE FINL SVCS INC     COM              14756F103      132        10000  SH        OTHER                 0          10000  0
CHIMERA INVT CORP            COM              16934Q109     2578       745000  SH        OTHER                 0         745000  0
CNO FINL GROUP INC           COM              12621E103    26678      3372700  SH  CALL  OTHER       1,2       0        3372700  0
CONTINENTAL MATLS CORP       COM PAR $0.25    211615307     2214       144762  SH        OTHER       1,2       0         144762  0
ENDWAVE CORP                 COM NEW          29264A206     1352       672539  SH        OTHER       1,2       0         672539  0
GENCORP INC                  SDCV 2.250%11/1  368682AL4    15486     15500000  PRN       OTHER       1,2       0       15500000  0
GENCORP INC                  COM              368682100    26038      4055737  SH        OTHER       1,2       0        4055737  0
HALLMARK FINL SVCS INC EC    COM NEW          40624Q203      394        50000  SH        OTHER                 0          50000  0
HANDY & HARMAN LTD           COM              410315105    99523      6466706  SH        OTHER       1,2       0        6466706  0
INVESCO VAN KAMP DYN CRDT OP COM              46132R104     3079       241990  SH        OTHER                 0         241990  0
MATERIAL SCIENCES CORP       COM              576674105      967       133445  SH        OTHER                 0         133445  0
META FINL GROUP INC          COM              59100U108     1181        62000  SH        OTHER                 0          62000  0
MODUSLINK GLOBAL SOLUTIONS I COM              60786L107      269        60000  SH        OTHER                 0          60000  0
NATHANS FAMOUS INC NEW       COM              632347100     8415       445456  SH        OTHER       1,2       0         445456  0
REGIS CORP MINN              COM              758932107      383        25000  SH        OTHER                 0          25000  0
S L INDS INC                 COM              784413106    21836       927231  SH        OTHER       1,2       0         927231  0
SELECTICA INC                COM NEW          816288203     2150       420768  SH        OTHER       1,2       0         420768  0
SERVOTRONICS INC             COM              817732100       87        10000  SH        OTHER                 0          10000  0
UNISYS CORP                  COM NEW          909214306     3069       119400  SH        OTHER       1,2       0         119400  0
UNISYS CORP                  COM NEW          909214306     2570       100000  SH        OTHER                 0         100000  0
UNISYS CORP                  COM NEW          909214306    43947      1710000  SH  CALL  OTHER       1,2       0        1710000  0
UNISYS CORP                  COM NEW          909214306     5140       200000  SH  PUT   OTHER       1,2       0         200000  0
VECTOR GROUP LTD             COM              92240M108      187        10500  SH        OTHER                 0          10500  0
ZORAN CORP                   COM              98975F101      630        75000  SH        OTHER                 0          75000  0